Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Inventory [Line Items]
Addition for the year	€ (218.2)	€ (120.1)	[1]	€ (73.0)	[1]
Cost of Sales [Member]
Inventory [Line Items]
Addition for the year	(207.9)	(101.3)		(69.2)
Research and Development Costs [Member]
Inventory [Line Items]
Addition for the year	€ (10.3)	€ (18.8)		€ (3.8)

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.